Loans	6 Months Ended
Jun. 30, 2025
Loans [Abstract]
LOANS

NOTE 7 — LOANS

Short-term bank loans

Short-term bank loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. Short-term borrowings consisted of the following:

	June 30, 2025	December 31, 2024
Bank of Ningbo
Interest rate of 3.7%, from April 29, 2024 to April 28, 2025	—	136,999
Interest rate of 2.0%, from December 26, 2024 to December 25, 2025	279,189	273,999
Interest rate of 2.5%, from May 16, 2025 to May 16, 2026	139,595	—
Bank of Communications
Interest rate of 2.98%, from June 27, 2024 to June 27, 2025	—	821,997
Interest rate of 2.98%, from June 28, 2024 to June 28, 2025	—	410,998
Interest rate of 2.98%, from October 11, 2024 to October 11, 2025	—	136,999
Interest rate of 2.98%, from May 15, 2025 to May 15, 2026	418,784	—
Bank of China
Interest rate of 2.54167‰, from May 30, 2024 to May 20, 2025	—	753,497
Interest rate of 2.40%, from March 14, 2025 to July 15, 2025	628,176	—
Bank of Nanjing
Interest rate of 2.39%, from June 9, 2025 to June 8, 2026	1,395,946	—
The Kumamoto Bank
Interest rate of 1.20%, from December 30, 2024 to March 31, 2025	—	1,971,192
The Higo Bank Ltd.
Interest rate of 1.86%, from November 29, 2024 to January 29, 2025	—	767,997
Total	$2,861,690	$5,273,678

Long-term bank loans

Long-term bank loans consisted of the following:

	June 30, 2025	December 31, 2024
Bank of Jiangsu
Interest rate of 3.6%, from March 19, 2024 to March 18, 2026	251,270	260,299
The Kumamoto Bank
Interest rate of 1.585%, from April 30, 2025 to March 31, 2035	2,421,807	—
Total	$2,673,077	$260,299
Less: Long-term bank loans - current	251,270	—
Long-term bank loans - non-current	$2,421,807	$260,299

On March 19, 2024, the Company entered into a loan agreement with the Bank of Jiangsu to obtain a loan of $279,189 (RMB 2,000,000) with a maturity date on March 18, 2026 at a fixed annual interest rate of 3.6%. After the repayment of $27,919 during the six month of 2025, the loan balance was $251,270 as of June 30, 2025. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.

On May 30, 2024, the Company entered into a loan agreement with the Bank of China to obtain a loan of $753,497 (RMB 5,500,000) with a maturity date on May 20, 2025 at an effective monthly rate of 2.54167‰. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan. The loan was fully repaid upon maturity.

On April 29, 2024, the Company entered into a loan agreement with the Bank of Ningbo to obtain a loan of $136,999 (RMB 1,000,000) with a maturity date on April 28, 2025 at a fixed annual interest rate of 3.7%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan. The loan was fully repaid upon maturity.

On June 27, 2024, the Company entered into a loan agreement with the Bank of Communications to obtain a loan of $958,996 (RMB 7,000,000) with a maturity date on June 27, 2025 at a fixed annual interest rate of 2.98%. After the repayment of $136,999 during fiscal year 2024, the loan balance was $821,997 as of December 31, 2024. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan. The loan was fully repaid upon maturity.

On June 28, 2024, the Company entered into a loan agreement with the Bank of Communications to obtain a loan of $410,998 (RMB 3,000,000) with a maturity date on June 28, 2025 at a fixed annual interest rate of 2.98%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan. The loan was fully repaid upon maturity.

On October 11, 2024, the Company entered into a loan agreement with the Bank of Communications to obtain a loan of $136,999 (RMB 1,000,000) with a maturity date on October 11, 2025 at a fixed annual interest rate of 2.98%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.

On November 29, 2024, the Company entered into a loan agreement with the Bank of Higo to obtain a loan of $767,997 (JPY 120,000,000) with a maturity date on January 29, 2025 at a fixed annual interest rate of 1.86%. Mr. Yujun Xiao, the CEO of the Company, guaranteed the repayment of the loan. The loan was fully repaid upon maturity.

On December 26, 2024, the Company entered into a loan agreement with the Bank of Ningbo to obtain a loan of $273,999 (RMB 2,000,000) with a maturity date on December 25, 2025 at a fixed annual interest rate of 2.00%. Ms. Yinglai Wang, the shareholder of the Company, is a co-borrower of the loan.

On December 26, 2024, the Company entered into a loan agreement with the Bank of Ningbo to obtain a loan of $279,189 (RMB 2,000,000) with a maturity date on December 25, 2025 at a fixed annual interest rate of 2.00%. Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.

On December 30, 2024, the Company entered into a loan agreement with the Bank of Kumamoto to obtain a loan of $1,971,192 (JPY 308,000,000) with a maturity date on March 31, 2025 at a fixed annual interest rate of 1.20%. Mr. Yujun Xiao, the CEO of the Company, guaranteed the repayment of the loan. The loan was fully repaid upon maturity.

On March 14, 2025, the Company entered into a loan agreement with the Bank of China to obtain a loan of $628,176 (RMB 4,500,000) with a maturity date on July 15, 2025 at an effective monthly rate of 2.40%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan. The loan was fully repaid upon maturity.

On May 15, 2025, the Company entered into a loan agreement with the Bank of Communications to obtain a loan of $418,784 (RMB 3,000,000) with a maturity date on May 15, 2026 at a fixed annual interest rate of 2.98%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.

On May 16, 2025, the Company entered into a loan agreement with the Bank of Ningbo to obtain a loan of $139,595 (RMB 1,000,000) with a maturity date on May 16, 2026 at a fixed annual interest rate of 2.50%. Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.

On April 30, 2025, the Company entered into a loan agreement with the Bank of Kumamoto to obtain a loan of $2,421,807 (JPY 351,000,000) with a maturity date on March 31, 2035 at a fixed annual interest rate of 1.585%. Mr. Yujun Xiao, the CEO of the Company, guaranteed the repayment of the loan.

On June 9, 2025, the Company entered into a loan agreement with the Bank of Nanjing to obtain a loan of $1,395,946 (RMB 10,000,000) with a maturity date on June 8, 2026 at an effective monthly rate of 2.39%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.

For the six months ended June 30, 2025 and 2024, the Company recorded bank loan interest expenses of $64,246 and $113,657, respectively.